STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK BASED COMPENSATION	STOCK-BASED COMPENSATION
Successor Incentive Plan
The Company’s 2022 Incentive Award Plan (the “Plan”) provides for incentives to be provided to selected officers, employees, non-employee directors and consultants of the Company in the form of options, stock appreciation rights, restricted stock, restricted stock units, stock bonuses or other stock-based awards granted under the Plan. The Plan was adopted by Waldencast’s Board of Directors in June 2022, was approved by its shareholders in July, 2022, and became effective on July 27, 2022 in connection with the closing of the Business Combination.
The maximum number of ordinary shares available for issuance under the Plan as of December 31, 2022 was 16,134,716 (the “Share Reserve”); provided, however the Share Reserve automatically increases on January 1st of each calendar year (each, an “Evergreen Date”), prior to the tenth anniversary of the effective date of the Plan in an amount equal to the lesser of (i) 3% of the total number of ordinary shares issued and outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) a number of ordinary shares determined by the Board, including zero. All and up to the number of ordinary shares reserved for issuance under the Plan as of the effective date of the Plan (subject to an equitable adjustment in the event of a change in capitalization or change in control event) may be granted as an incentive stock options. As of December 31, 2022 (Successor Period), the Company had 2,749,579 shares reserved for future issuances under the Plan.
Business Combination
On the Closing Date, in connection with the Business Combination, the Company assumed Obagi and Milk’s legacy incentive award plans and outstanding unvested awards granted under those plans. The Company assumed 5,906,300 stock options and 1,776,827 restricted stock units as replacement awards pursuant to the Obagi Merger Agreement, as well as 237,724 stock options and 2,808,131 share appreciation rights as replacement awards pursuant to the Milk Merger Agreement. The total post-combination incremental stock-based compensation was $18.3 million, which is expected to be recognized over the remaining requisite service periods, where $47.7 million represents the fair value of the equity awards as part of the equity purchase consideration. The awards that were replaced had been contingent on a performance condition and as such, the Company is required to use an attribution model in which compensation cost for each vesting tranche is recognized as if each vesting tranche were a separate award.
Founder Awards
In August 2022 the Company granted a total of 11,500,000 stock options to the two founders of Waldencast that vest based on service over the six-year period from August 2022 through August 2028. The options were granted with four vesting tranches, each tranche with a different exercise price, subject to their continued employment with the Company. Additionally, the Company granted 692,000 founders service-based restricted stock units that cliff vest in August 2025, subject to their continued employment with the Company.
Incentive Awards

In August 2022, the Company approved incentive awards to employees of Waldencast, Milk, and Obagi. The long-term incentive awards (the “LTI Awards”) are restricted stock units that vest based on both a service condition and meeting either a net sales or earnings before interest, taxes, depreciation and amortization (“EBITDA”) target in calendar year 2022. These LTI Awards were granted to employees in November 2022. The performance targets for the LTI Awards were met for Milk in 2022. The Company granted LTI Awards will vest one-third each year beginning on February 15, 2023, subject to continued service through such dates. As of December 31, 2022 (Successor Period), 694,537 restricted stock units had been granted. In May 2023, the Board approved a modification to the LTI Awards by waiving the performance conditions for most Obagi and Waldencast employees, other than the former Chief Executive Officer of Obagi and the Chief Executive Officer and Chief Growth Officer of Waldencast. See “Note 21. Subsequent Events” for further details.
Waldencast One-Time Stock Grant
In November 2022, the Company approved a one-time stock grant for certain Milk employees that were not eligible to participate in the LTI award program. A total of 10,000 awards were approved under this program. These awards are service-based restricted stock units that will cliff vest three years from the grant date, subject to continued employment with the Company.
Stock option activity for the period from July 28 to December 31, 2022 (Successor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Balance as of July 28, 2022 (Successor)	—	$—	$—	$—
Granted	20,452,155	9.50	8.3	—
Exercised	—	—	$—	—
Forfeited	—	—	$—	—
Balance as of December 31, 2022 (Successor)	20,452,155	9.50	8.3	39,118
Exercisable as of December 31, 2022 (Successor)	4,451,538	4.17	7.5	21,816
Vested and expected to vest as of December 31, 2022 (Successor)	20,452,155	$9.50	8.3	$39,118
The weighted average fair value per share of the awards granted for stock options during the period from July 28 to December 31, 2022 (Successor Period) is $3.58.
The fair value of stock option awards was determined on the grant date using the Monte Carlo simulation model for Founder Awards and the Hull-White lattice pricing model was used for replacement awards based on the following weighted-average assumptions:

	Period from July 28 to December 31, 2022
	Successor
	Founder Awards	Replacement Awards
Risk-free interest rate (1)	2.87% - 2.92%	2.79% - 2.80%
Expected term (years) (2)	4.7 - 9.9	N/A
Exercise multiple (3)	N/A	2.30
Expected stock price volatility (4)	39.77% - 44.76%	50.00%
Dividend yield (5)	N/A	N/A
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term for founder awards is based on the assumption that the options are exercised after 50% of the period between the later of the vest date and exercise price achievement date and the end of the contractual term.
(3)The exercise multiple is selected from the commonly used exercise multiple range of 2.0x to 2.5x assuming on average the options holders would exercise the options when the ratio of underlying stock price to the exercise price reaches 2.3x.
(4)For founder awards, the expected stock price volatility is the median historical volatility of Waldencast’s volatility peer group with a look-back period equal to the contractual term using daily stock prices; for replacement awards, the expected stock price volatility is estimated by adjusting the observed equity volatility for leverage.
(5)Waldencast has not paid any dividends historically and does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.
Restricted stock activity for the period from July 28 to December 31, 2022 (Successor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of July 28, 2022 (Successor)	—	$—
Granted	3,173,364	9.16
Vested	(370,945)	10.00
Forfeited	—	—
Outstanding as of December 31, 2022 (Successor)	2,802,419	$9.16

The unrecognized compensation cost as of December 31, 2022 (Successor Period) for stock options and restricted stock was $32.5 million and $11.4 million, respectively. These costs are expected to be recognized over a weighted-average service period of 4.8 and 2.9 years for stock options and restricted stock, respectively.
Predecessor Incentive Plan
In January 2021, the Predecessor established a Stock Incentive Plan (the “Predecessor Incentive Plan”), under which stock options, stock awards, and restricted stock units (“Predecessor Restricted Stock”) of the Company could be granted to eligible employees, directors, and consultants. Under the Predecessor Incentive Plan, the Company was authorized to issue of a maximum number of 1,500,000 shares of Obagi common stock. Incentive stock options were required to have an exercise price at or above the fair market value of the stock on the date of the grant. The Company’s stock options and Predecessor Restricted Stock granted during the period from January 1 to July 27, 2022 (Predecessor Period) and the year ended December 31, 2021 (Predecessor Period) had service-based and performance-based vesting conditions.
The options vested over five years, with 25% of options vesting in four equal quarterly installments at the end of each three-month period through the first anniversary of the grant, and the remaining 75% vesting in a series of five equal annual installments over the five-year period measured from the grant date. The Predecessor Restricted Stock vested in five equal annual installments at the end of each year, over the five-year period from the grant date. Award holders had a ten-year period to exercise the options before they expire. Notwithstanding achievement of the service-based condition, the options and the Predecessor Restricted Stock did not vest or become exercisable until a qualifying transaction was consummated prior to the expiration date. A qualifying transaction consisted of either a change in control event or an underwritten initial public offering by the Company of its equity securities on a U.S. or foreign exchange, which occurred upon Waldencast’s acquisition of Obagi.
Stock option activity for the period from January 1 to July 27, 2022 (Predecessor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Outstanding as of January 1, 2022 (Predecessor)	800,000	$41.10	9.1	$16,456
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited	25,200	$41.10	8.6	$639
Vested	—	—	—	—
Outstanding as of July 27, 2022 (Predecessor)	774,800	$41.10	8.5	$19,659
Stock option activity for the year ended December 31, 2021 (Predecessor Period) was as follows:

	Number of Common Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic Value (in thousands)
Outstanding as of January 1, 2021 (Predecessor)	—	$—	—	$—
Granted	800,000	41.10	9.1	16,456
Exercised	—	—	—	—
Forfeited	—	—	—	—
Vested	—	—	—	—
Outstanding as of December 31, 2021 (Predecessor)	800,000	$41.10	9.1	$16,456
The weighted average fair value per share of the awards granted during from January 1 to July 27, 2022 (Predecessor Period) was $15.55 for stock options and $38.90 for Predecessor Restricted Stock. The weighted average fair value per share of the awards granted during the year ended December 31, 2021 (Predecessor Period) was $15.55 for stock options and $38.68 for Predecessor Restricted Stock. The unrecognized compensation cost as of December 31, 2021 (Predecessor Period) for stock options and Predecessor Restricted Stock was $9.4 million and $12.4 million, respectively. Prior to Waldencast’s acquisition of Obagi, the Company did not expect the occurrence of a qualifying transaction event to be “probable”, and therefore no expense had been recorded.
The fair value of stock option awards was determined on the grant date using the Black-Scholes valuation model based on the following weighted-average assumptions:

	Period from January 1 to July 27, 2022	Year ended December 31, 2021
	Predecessor
Risk-free interest rate (1)	—	0.68%
Expected term (years) (2)	—	6.2
Expected stock price volatility (3)	—	43.00%
Dividend yield (4)	—	N/A
Common stock per share value	—	$38.68
(1)The risk-free rate is based on U.S. Treasury securities with maturities equivalent to the expected term.
(2)The expected term is the estimated length of time the grants are expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the requisite service period and the contractual term of the award, as the Company does not have any historical data that would provide a reasonable basis to estimate the expected term for the option.
(3)The expected price volatility is based on the average of the historical volatility of comparable public companies over a period consistent with the expected term.
(4)The Predecessor historically made distributions to its shareholder but the Company does not plan to declare dividends in the foreseeable future and therefore assumed a dividend yield of zero.
Predecessor Restricted Stock activity for the period from January 1 to July 27, 2022 (Predecessor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 1, 2022 (Predecessor)	243,307	$38.68
Granted	1,754	68.19
Exercised	—	—
Forfeited	10,219	38.68
Vested	—	—
Outstanding as of July 27, 2022 (Predecessor)	234,842	$38.90
The Company’s Restricted Stock activity for the year ended December 31, 2021 (Predecessor Period) was as follows:

	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding as of January 1, 2021 (Predecessor)	—	$—
Granted	243,307	38.68
Exercised	—	—
Forfeited	—	—
Vested	—	—
Outstanding as of December 31, 2021 (Predecessor)	243,307	$38.68